Commitments and Contingencies (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended			0 Months Ended			0 Months Ended			1 Months Ended				6 Months Ended	1 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended
	Jun. 14, 2013 item	Sep. 30, 2013	Mar. 31, 2013	Nov. 01, 2013 Subsequent Events warrant	Oct. 06, 2013 Subsequent Events	Oct. 02, 2013 Subsequent Events warrant	Nov. 01, 2013 Subsequent Events warrant	Sep. 30, 2013 Debt	Sep. 30, 2013 Land and lease payment	Jun. 14, 2013 Public Offering item	Jun. 26, 2013 Public Offering Subsequent Events	Sep. 30, 2013 Series B Warrants	Jun. 26, 2013 Series B Warrants Public Offering warrant	Sep. 30, 2013 Series B Warrants Public Offering	Jun. 26, 2013 Series B Warrants Public Offering Subsequent Events	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights warrant	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with strike price $6.00	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with strike price $7.20	Sep. 30, 2013 Example Warrants having full ratchet anti-dilution protection rights	Nov. 30, 2011 Stockholder claims	Aug. 01, 2012 Karlsson Group	Mar. 31, 2013 Karlsson Group	Sep. 30, 2013 Karlsson Group Karlsson Note Amendment	Apr. 15, 2013 Karlsson Group Extension Agreement	Sep. 30, 2013 Karlsson Group Extension Agreement	Apr. 15, 2013 Karlsson Group Extension Agreement Subsequent Events	Mar. 31, 2013 Karlsson Group Extension Agreement Subsequent Events	Sep. 30, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes	Apr. 15, 2013 Affiliates of Apollo Global Management, LLC Extension Agreement Apollo Notes Subsequent Events	Aug. 14, 2013 Buffalo Management Llc [Member]	Aug. 01, 2012 Buffalo Management Llc [Member]	Sep. 30, 2013 Buffalo Management Llc [Member] Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05 warrant	Apr. 15, 2013 Buffalo Management Llc [Member] Extension Agreement	Sep. 30, 2013 Buffalo Management Llc [Member] Extension Agreement	Aug. 01, 2012 Grandhaven	Sep. 30, 2013 Very Hungry LLC [Member] Series B Warrants warrant	Sep. 30, 2013 AWP Karlsson Group	Mar. 31, 2013 AWP Karlsson Group	Aug. 01, 2012 AWP Karlsson Group	Sep. 30, 2013 AWP Karlsson Group Forecast	Mar. 31, 2013 AWP Karlsson Group Forecast	Mar. 31, 2013 AWP Karlsson Group Forecast Minimum
Commitments and Contingencies
Royalty as a percentage of gross sales																						2.00%					15.00%	15.00%				1.00%				1.00%					15.00%	15.00%
Percentage of ownership interest held by non-controlling owners																						50.00%	50.00%															50.00%	50.00%	50.00%			50.00%
Cap amount of royalty granted as a percentage of gross sales																																									$ 75,000,000	$ 75,000,000
Percentage of net proceeds of note to be deposited into escrow																								50.00%
Proceeds from issuance of capital																								18,800,000
Amount to be deposited into escrow																								9,400,000
Percentage of gross proceeds agreed to be paid to party to agreement																								10.00%
Principal payments payable expressed as a percentage of gross proceeds																													10.00%	1.00%
Percentage of gross revenue interest																									1.00%	2.00%					1.00%			2.00%	1.00%
Major Contractual Obligations
Less than 1-year								2,328,000	363,000
1-2 years								166,805,000	609,000
Thereafter									729,000
Total								169,133,000	1,701,000
Commitments to issue additional shares of common stock under existing service contracts		10,500	13,500
Commitments to issue additional warrants under existing service contracts		400	1,600
Commitments to issue additional shares of common stock under existing service contracts due in quarterly increments		1,500	1,500
Stock issued in public offerings (in shares)					1,500						833,334
Commitments to issue additional warrants under existing service contracts due in monthly tranches		200	200
Period of each warrant tranche		5 years	5 years
Number of warrants issued				200		200	400						856,798			1,650,348																	781,887				916,668
Maximum exercise price per share protected from anti-dilution																	$ 3.50
Exercise price (in dollars per share)												$ 6.00	$ 6.00		$ 6.00	$ 4.05	$ 4.05	$ 6.00	$ 7.20	$ 4.00												$ 130.00	$ 4.05				$ 6.00
Warrants outstanding (in shares)												1,031,466		114,798		3,936,677	1,787,171			300																	916,668
Number of additional Series A Warrants called by each warrant (in shares)												1	1																								1
Number of additional shares of common stock and exercisable warrant called by each warrant												1	1																								1
Expiration period from date of issuance																5 years																					5 years
Share price (in dollars per share)																$ 4.05				$ 3.00
Strike price (in dollars per share)				$ 2.34		$ 3.06														$ 3.00
Number of additional warrants issued to investor on reduction of strike price																				100
Exercise price (in dollars per share)																				$ 3.00
Value of shares purchased by shareholder in public offering		$ 805,000	$ 66,290,000																		$ 10,000,000
Number of underwriters	4									4